Note 7 - Equity Transactions (Details Textual) - USD ($)				1 Months Ended				3 Months Ended			4 Months Ended	12 Months Ended
	May 23, 2018	Feb. 23, 2017	Jun. 06, 2016	Jan. 30, 2019	Apr. 30, 2018	Oct. 31, 2017	Apr. 30, 2014	Mar. 31, 2019	Mar. 31, 2018	Mar. 30, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 22, 2018
Share-based Payment Arrangement, Expense								$ 31,390	$ 14,190			$ 83,420	$ 118,680
Equity Units, Number of Common Shares in Each Unit												1
Proceeds from Issuance of Private Placement									$ 74,983	$ 74,983
Common Stock, Shares Authorized	500,000,000							500,000,000				500,000,000	100,000,000	100,000,000
Conversion of Preferred Stock to Common Stock, Number of Shares Issued Per Share Converted	400
Increase (Decrease) in Number of Common Shares Outstanding	14,240,000
Series B Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion						400
Preferred Stock, Liquidation Preference Per Share						$ 100
Scarsdale Agreement Warrants [Member]
Term of Warrant											7 years
Class of Warrant or Right, Percentage of Securities Issued Called by Warrants or Rights							6.00%
Class of Warrant or Right, Exercise Price, Percentage of Offering Price							100.00%
Warrants Issued with Units [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.35			$ 0.25						$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					400						400
Warrants Issued to Scarsdale in Connection with Private Placement [Member]
Term of Warrant		7 years	7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.35				$ 100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		164,074				600
Warrant [Member]
Term of Warrant						7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						400
Warrants To Purchase Common Stock [Member]
Term of Warrant												7 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								32,192,294
Warrants to Purchase Units Sold in May 2016 Private Placement [Member]
Term of Warrant												7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.25				$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								480,000				480,000
Warrants to Purchase Units Sold in February 2017 Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.35				$ 0.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								164,074				164,074
Warrants to Purchase Units Sold in October 2017 Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 100				$ 100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								600				600
Financial Advisory and Exclusive Placement Agent Agreement [Member] | Scarsdale [Member]
Private Placement Fee, Percentage of Proceeds							6.00%
Private Placement [Member]
Equity Units, Number of Series B Convertible Preferred Stock in Each Unit			1		1						1
Term of Warrant											7 years
Equity Units Issued During Period, Shares, New Issues		5,754,832			20,100							3,519,963
Shares Issued, Price Per Share		$ 0.35
Equity Units, Number of Common Shares in Each Unit		1
Equity Units, Warrant Component, Warrant Term		7 years
Proceeds from Issuance of Private Placement		$ 2,000,000			$ 2,010,000							$ 2,342,034
Stock Issued During Period, Shares, New Issues						15,500
Share Price					$ 100	$ 100					$ 100	$ 0.65
Payment for Cash Fee						$ 60,000						$ 50,000
Private Placement [Member] | Subsequent Event [Member]
Proceeds from Issuance of Private Placement				$ 130,063
Private Placement [Member] | Series B Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion					400						400
Private Placement [Member] | Scarsdale [Member]
Payments of Stock Issuance Costs		153,000
Private Placement [Member] | Another Party with Respect to Private Placement [Member]
Payments of Stock Issuance Costs		$ 10,000
Employee, Board Members, and the Company Secretary [Member]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture													292,000